Accounts Receivable, Net - Allowance for Doubtful Receivables (Table) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Accounts Receivable, Net [Abstract]
Balance at beginning of period	$ (613)	$ (458)	$ (49)
Charges to costs and expenses	0	(155)	(409)
Amount utilized	564	0	0
Balance at end of period	$ (49)	$ (613)	$ (458)